DESCRIPTION OF PLAN (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	6.00%
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, maximum borrowing amount, percentage	50.00%
Note receivable from participant, minimum borrowing amount	$ 500
Borrowing term	5 years
Maximum borrowing term	10 years
Basis spread on variable rate, percentage	1.00%
Notes receivable from participants	$ 226,315	$ 421,905
Vesting, per year percentage	33.00%
Total vesting percentage	100.00%
Vesting period	3 years
EBP, Involuntary Cash-out Limit	$ 7,000
Unallocated forfeited balances	91,792	1,203,722
Forfeitures used to pay for expenses	$ 377,717	$ 302,729
Minimum
EBP, Description of Plan [Line Items]
Contribution, before tax, annual contribution, percentage	1.00%
Borrowing term	1 year
EBP, Involuntary Cash-out Limit	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Contribution, before tax, annual contribution, percentage	90.00%
Borrowing term	5 years
EBP, Involuntary Cash-out Limit	$ 7,000